UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     April 30, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $299,504 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARMSTRONG WORLD INDS INC NEW   COM              04247x102    10347   203485 SH       Sole                   203485        0        0
BAUSCH & LOMB INC              COM              071707103    20485   400407 SH       Sole                   400407        0        0
BLOCKBUSTER INC                CL A             093679108    11976  1859647 SH       Sole                  1859647        0        0
FREMONT GEN CORP               COM              357288109      658    95000 SH       Sole                    95000        0        0
HAWAIIAN HOLDINGS INC          COM              419879101     7501  2381246 SH       Sole                  2381246        0        0
IDT CORP                       CL B             448947309     7216   635761 SH       Sole                   635761        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208    16331   487047 SH       Sole                   487047        0        0
INTERNATIONAL COAL GRP INC N   COM              45928h106    15531  2958331 SH       Sole                  2958331        0        0
JAMES RIVER COAL CO            COM NEW          470355207     2597   347691 SH       Sole                   347691        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104    38315  3760079 SH       Sole                  3760079        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     4632   110286 SH       Sole                   110286        0        0
MAIR HOLDINGS INC              COM              560635104     5826   886781 SH       Sole                   886781        0        0
MIRANT CORP NEW                COM              60467r100    25474   629616 SH       Sole                   629616        0        0
MOVIE GALLERY INC              COM              624581104    19449  4326881 SH       Sole                  4326881        0        0
OWENS CORNING NEW              COM              690742101     8747   274532 SH       Sole                   274532        0        0
SILICON GRAPHICS INC           COM NEW          827056300     2807    93134 SH       Sole                    93134        0        0
TRICO MARINE SERVICES INC      COM NEW          896106200     3173    85162 SH       Sole                    85162        0        0
U S G CORP                     COM NEW          903293405     1109    23761 SH       Sole                    23761        0        0
VERIZON COMMUNICATIONS         COM              92343v104    20599   543224 SH       Sole                   543224        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208    64937   977679 SH       Sole                   977679        0        0
WINN DIXIE STORES INC          COM NEW          974280307    11794   668204 SH       Sole                   668204        0        0